Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Balance at Beginning of Year		$ 260	$ 265
Charged (Credited) to Costs and Expenses		56	32
Charged to Other Accounts		0	0
Deductions (Recoveries)	[1]	56	37
Balance at End of Year		260	260
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at Beginning of Year		2,488	2,351
Charged (Credited) to Costs and Expenses	[2]	477	137
Charged to Other Accounts		0	0
Deductions (Recoveries)		0	0
Balance at End of Year		$ 2,965	$ 2,488

[1]	Accounts receivable written-off as uncollectible, net of recoveries.
[2]	Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.